Loans (Details 4) (Wholesale [Member], USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	$ 1,143	$ 1,109
TDRs on nonaccrual status	1,018	491
Additional commitments to lend to borrowers whose loans have been modified in TDRs	1	39
Commercial and industrial [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	212	253
TDRs on nonaccrual status	163	222
Additional commitments to lend to borrowers whose loans have been modified in TDRs	1	33
Real estate[Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	907	856
TDRs on nonaccrual status	831	269
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	76
Financial institutions [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	1	0
TDRs on nonaccrual status	1	0
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Government agencies [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	22	0
TDRs on nonaccrual status	22	0
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Other [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	1	0
TDRs on nonaccrual status	1	0
Additional commitments to lend to borrowers whose loans have been modified in TDRs	$ 0	$ 0